Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Network [Member] USD ($)	Dec. 31, 2013 Network [Member] CNY	Dec. 31, 2012 Network [Member] CNY	Dec. 31, 2011 Network [Member] CNY	Dec. 31, 2013 Hospital Medicine [Member] USD ($)	Dec. 31, 2013 Hospital Medicine [Member] CNY	Dec. 31, 2012 Hospital Medicine [Member] CNY	Dec. 31, 2013 Hospital Medical Service [Member] USD ($)	Dec. 31, 2013 Hospital Medical Service [Member] CNY	Dec. 31, 2012 Hospital Medical Service [Member] CNY
Revenues, net of business tax, value-added tax and related surcharges:
Total net revenues	$ 161,989	980,635	662,349	450,125	$ 93,021	563,124	465,040	450,125	$ 29,755	180,130	89,813	$ 39,213	237,381	107,496
Cost of revenues:
Total cost of revenues	(96,956)	(586,949)	(337,204)	(159,416)	(37,012)	(224,062)	(169,905)	(159,416)	(25,095)	(151,920)	(76,590)	(34,849)	(210,967)	(90,709)
Gross profit	65,033	393,686	325,145	290,709
Operating expenses:
Selling expenses	(17,814)	(107,842)	(53,911)	(37,453)
General and administrative expenses	(17,364)	(105,114)	(71,754)	(80,628)
Asset impairment			(3,360)	(333,934)
Other operating income			10,433
Total operating expenses	(35,178)	(212,956)	(118,592)	(452,015)
Operating (loss) income	29,855	180,730	206,553	(161,306)	24,532	148,509	180,631	(161,306)	5,323	32,221	25,922
Interest expense	(7,768)	(47,027)	(16,255)	(6,454)
Foreign exchange (losses) gains, net	127	767	(101)	(10,975)
Loss from disposal of property, plant and equipment	(204)	(1,235)	(1,072)
Interest income (including interest income from related parties of nil, nil and RMB7,839 (US$1,295) for the years ended December 31, 2011, 2012 and 2013, respectively)	2,926	17,712	5,895	13,357
Share of net profit of equity investees	2,564	15,521	1,790
Other income (expenses), net	100	608	(144)	346
(Loss) income before income taxes	27,600	167,076	196,666	(165,032)
Income tax expenses	(12,534)	(75,880)	(62,186)	(46,320)
Net (loss) income	15,066	91,196	134,480	(211,352)
Net income attributable to noncontrolling interests	876	5,303	3,649	3,651
Net (loss) income attributable to Concord Medical Services Holdings Limited's shareholders	14,190	85,893	130,831	(215,003)
(Loss) earnings per share
Basic/Diluted	$ 0.11	0.64	0.95	(1.51)
Weighted average number of ordinary shares outstanding:
Basic/Diluted	135,077,172	135,077,172	138,211,177	142,251,454
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	276	1,672	640	(2,760)
Total other comprehensive (loss) income	276	1,672	640	(2,760)
Comprehensive (loss) income	15,342	92,868	135,120	(214,112)
Comprehensive income attributable to noncontrolling interests	876	5,303	3,649	3,651
Comprehensive (loss) income attributable to Concord Medical Services Holdings Limited's shareholders	$ 14,466	87,565	131,471	(217,763)